DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	75,957	73,893
US alternative minimum tax credits	1,906	1,704
Other temporary timing differences	38,960	21,301
US state credit carryforwards	2,753	1,664
Unrecognised deferred tax assets	$ 127,869	$ 106,855